Fair Value Measurements - Change in the Forward Contract Liabilities (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value	$ 28,307	$ 0
Issuances		155,308
Settlements	(35,197)	(276,601)
Change in fair value	6,890	149,600
Fair value as of December 31, 2023	$ 0	$ 28,307
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of forward contract liabilities	Change in fair value of forward contract liabilities